Loans payable	9 Months Ended
Sep. 30, 2024
Loans payable.
Loans payable
9.	Loans payable:

(a)	Borrowings:

	TMS device loans (i)	Credit Facility (ii)	Promissory notes (iii)	Neuronetics Note (iv)	Total
Short Term	$6,696	—	$7,412,790	$4,000,000	$11,419,486
Long Term	—	131,595,084	178,981	—	131,774,065

Total, net	$6,696	$131,595,084	$7,591,771	$4,000,000	$143,193,551
Unamortized capitalized financing costs	—	2,907,505	151,081	—	3,058,586

Total, September 30, 2024	$6,696	$134,502,589	$7,742,852	$4,000,000	$146,252,137

(i)	TMS Device loans:
During the year ended December 31, 2022, the Company assumed loans as part of the Success TMS Acquisition (as defined below) from three separate financing companies for the purchase of TMS devices. These TMS device loans bear an average interest rate of 9.3% with average monthly blended interest and capital payments of $1,538 and matured or mature, as applicable, during the years ended or ending, as applicable, December 31, 2023 to December 31, 2025. There are no covenants associated with these loans.
During the nine months ended September 30, 2024, the Company repaid TMS device loans totalling $52,265 (nine months ended September 30, 2023 – $122,010).

(ii)	Credit Facility:
On July 14, 2022, the Company entered into the Madryn Credit Agreement in respect of the Madryn Credit Facility. The Madryn Credit Facility provided the Company with a $55,000,000 term loan (the “Existing Loan”) that was funded at closing on July 14, 2022, with an option to draw up to an additional $20,000,000 in a single draw at any time on or prior to December 31, 2024 for the purposes of funding future mergers and acquisition activity. As at December 31, 2022, all amounts borrowed under the Madryn Credit Facility bore interest at a rate equal to the three-month London Interbank Offered Rate (“LIBOR”) plus 9.0%, subject to a minimum three-month LIBOR floor of 1.5%. The Madryn Credit Facility matures over 63 months and provides for four years of interest-only payments. The initial principal balance of $55,000,000 is due in five equal 3 month installments beginning on September 30, 2026. The Company has granted general security over all assets of the Company in connection with the performance and prompt payment of all obligations of the Madryn Credit Facility.

On February 1, February 21, March 20, March 24, August 1, September 15, October 19, November 2, November 15, December 5, December 14, and December 28, 2023, and January 19, February 5, February 15, March 1, March 15, March 29, April 15, May 1, May 15, June 4, June 25, June 27, July 18, August 2, August 19, September 5 and September 19, 2024, the Company entered into amendments to the Madryn Credit Facility, whereby Madryn extended an aggregate total of twenty-nine
additional tranches of debt financing to the Company in an aggregate principal amount of $62,949,913, each of which were fully funded at closing of the applicable tranche (the “New Loans”). The terms and conditions of the New Loans are consistent with the terms and conditions of the Existing Loan. Subsequent to September 30, 2024, the Company entered into two additional amendments on October 3 and October 15, 2024. See note 25.
In addition, the Madryn Credit Facility was amended on February 21, 2023 to provide that, commencing March 31, 2023, all advances under the Madryn Credit Facility (including the New Loans) will cease to accrue interest using the LIBOR benchmark and instead will accrue interest at a rate equal to 9.0% plus the
3-month
Term Secured Overnight Financing Rate (“SOFR”) benchmark (subject to a floor of 1.5%) plus 0.10%.
On September 19, 2024, the Madryn Credit Facility was amended to provide that the interest rate for any interest period occurring after September 19, 2024 shall be 0.0% per annum.
The carrying amount of the Madryn Credit Facility as at September 30, 2024 is $131,595,084 (December 31, 2023 – $83,943,636). Interest expense for the three and nine months ended September 30, 2024 were $4,433,190 and $12,241,287, respectively (three and nine months ended September 30, 2023 – $2,542,545 and $7,169,931, respectively). Financing costs of $4,565,584 were incurred and are deferred over the term of the Madryn Credit Facility, of which $733,275 was incurred during the nine months ended September 30, 2024 associated with the various amendments. Amortization of deferred financing costs for the three and nine months ended September 30, 2024 were $270,981 and $705,889, respectively (three and nine months ended September 30, 2023 – $174,838 and $493,004, respectively) at an effective interest rate of 0.86% (December 31, 2023 – 1.01%) and were included in interest expense.

In accordance with the terms of the Madryn Credit Agreement, the Company has issued conversion instruments (each, a “Madryn Conversion Instrument”) to Madryn and certain of its affiliated entities that provide the holders thereof with the option to convert up to $5,000,000 of the outstanding principal amount of the Madryn Credit Facility into Common Shares at a price per share equal to $1.90, subject to customary anti-dilution adjustments. The New Loans provide the holders with the option to convert up to $2,430,149 of the outstanding principal amount of the New Loans into Common Shares at a price per share equal to $1.90, subject to customary anti-dilution adjustments. The instrument is convertible into up to 3,910,604 Common Shares. The conversion instruments have been recorded utilizing the no proceeds allocated method, which results in all proceeds allocated to the financial liability.
The terms of the Madryn Credit Agreement require the Company to satisfy various affirmative and negative covenants and to meet certain financial tests, including but not limited to, consolidated minimum revenue and minimum liquidity covenants. In addition, the Madryn Credit Agreement contains affirmative and negative covenants that limit, among other things, the Company’s ability to incur additional indebtedness outside of what is permitted under the Madryn Credit Agreement, create certain liens on assets, declare dividends and engage in certain types of transactions. The Madryn Credit Agreement also includes customary events of default, including payment and covenant breaches, bankruptcy events and the occurrence of a change of control. The Madryn Credit Facility also requires the Company to deliver to Madryn annual audited financial statements that do not contain any “going concern” note, however, the Company has obtained waivers from Madryn with respect to such obligation for fiscal 2023.
On June 14, 2023, the Company received a waiver from Madryn under the Madryn Credit Agreement to temporarily reduce the Company’s minimum liquidity covenant until June 30, 2023. As consideration for the waiver, Madryn received an amendment fee in the amount of $1,000,000, which was paid-in-kind
by adding the amount to the outstanding principal balance of the loan and was recorded in corporate, general and administrative expenses. On August 1, 2023, the Company amended the Madryn Credit Agreement to convert the June 30, 2023 cash interest payment into paid-in-kind
interest. During the nine months ended September 30, 2024, the Company amended the Madryn Credit Agreement to convert the March 31, 2024 and June 30, 2024 cash interest payments into paid-in-kind
interest. Additionally, the Company amended the Madryn Credit Agreement on September 19, 2024 to defer the September 30, 2024 cash interest payment to a later date, to be determined by the Company and Madryn.

On February 21, March 20, June 14, July 3, July 14, August 1, August 14, September 15, September 29, October 12, November 15 and December 14, 2023, and January 19, February 15, March 15, March 28, May 1, June 4, June 25, July 18, August 2, September 5, October 3, October 15, November 6 and November 27, 2024, the Company received waivers from Madryn with respect to the Company’s non-compliance
with the minimum liquidity covenant. As at September 30, 2024, the Company was in compliance with the financial covenants under the Madryn Credit Agreement. In addition, the Company also received a waiver relating to the requirement to deliver financial statements within 90 days of 2023 fiscal year end until April 26, 2024, and audited financial statements for such fiscal year, accompanied by a report and opinion of an independent certified public accountant which is not subject to any “going concern” or like qualification or exception or any qualification or exception as to the scope of such audit.
Pursuant to the 2023 Private Placement completed on March 23, 2023, Madryn is also a shareholder of the Company.
Pursuant to the Arrangement Agreement entered into on August 12, 2024, Madryn has agreed to convert all of the amount outstanding under the Madryn Credit Facility into Common Shares, prior to the effective date of the Neuronetics Transaction. See note 14 and note 25

(iii)	Promissory notes:
On July 14, 2022, the Company assumed two promissory notes in connection with the acquisition of Check Five LLC, a Delaware limited liability company (doing business as “Success TMS”) (the “Success TMS Acquisition”) totaling $200,000. These promissory notes bear interest at a rate of 5% per annum and have a maturity date of December 31, 2025. Upon acquisition, these two promissory notes were fair valued using an interest rate of 12%.

On February 3, 2023, the Company issued additional promissory notes to certain officers of the Company, in the aggregate amount of $60,000. These promissory notes, along with the $690,000 issued to shareholders (see note 10(b)) on February 3, 2023, total $750,000 (the “February 2023 Notes”). The February 2023 Notes bear interest at a rate consistent with the Madryn Credit Facility and mature on the earlier of September 30, 2027, at the election of the noteholders upon a change of control, upon the occurrence of an event of default and acceleration by the noteholders, or the date on which the loans under the Madryn Credit Facility are repaid. On August 28, 2023, the total $60,000 par value of the February 2023 Notes issued to certain officers of the Company were subsequently exchanged for Subordinated Convertible Notes.
On August 15, August 28, September 1, September 25, September 26, September 27, September 29, October 3, October 12 and October 13, 2023, the Company issued subordinated convertible promissory notes (the “Subordinated Convertible Notes”) to Madryn, certain officers of the Company and various investors in an aggregate amount of $6,505,000 pursuant to a note purchase agreement (as amended or supplemented from time to time, the “Note Purchase Agreement”). All Subordinated Convertible Notes bear interest at a rate consistent with the Madryn Credit Facility and mature on the earlier of March 31, 2028, in the event of a change of control, acceleration of other indebtedness, or six months following repayment or refinancing of all loans under the Madryn Credit Facility.
In accordance with the terms of the Note Purchase Agreement, each holder of a Subordinated Convertible Note has the option to convert any amount up to the outstanding principal amount plus accrued interest into Common Shares at any time at the election of the holders of the Subordinated Convertible Notes or on a mandatory basis by all noteholders at the request of Madryn. The Subordinated Convertible Notes are convertible into Common Shares at a conversion price equal to the lesser of 85% of the closing price per Common Share on Nasdaq or any other market as of the closing date for such Subordinated Convertible Note, as adjusted from time to time, 85% of the
30-day
volume weighted average trading price of the Common Shares prior to conversion, or if the Common Shares are not listed on any of Nasdaq or another trading market at the time of conversion, a per share price equal to 85% of the fair market value per Common Share as of such date, provided that, in any event, the conversion price shall not be lower than $0.078 and no more than 200,000,000 total Common Shares can be issued upon conversion. The conversion price is also subject to anti-dilution adjustments. The Subordinated Convertible Notes have been recorded utilizing the no proceeds allocated method, which results in all proceeds allocated to the financial liability.
In connection with the issuance of the Subordinated Convertible Notes, the Company concurrently entered into amendments to the Madryn Credit Agreement and the Neuronetics Note (as defined below), pursuant to which the Company is permitted to incur the indebtedness under the Subordinated Convertible Notes.

Financing costs of $184,755 were incurred and are deferred over the term of the Subordinated Convertible Notes. Amortization of deferred financing costs for the three and nine months ended September 30, 2024 was $8,160 and $23,331, respectively (three and nine months ended September 30, 2023 – $10,034 and $10,034, respectively) and were included in interest expense.
The carrying value of all promissory notes referenced in note 9(a)(iii) as at September 30, 2024 is $7,591,771 (December 31, 2023 – $6,796,861). Interest expense for the three and nine months ended September 30, 2024 was $272,687 and $794,911, respectively (three and nine months ended September 30, 2023 – $56,354 and $70,107, respectively). During the three and nine months ended September 30, 2024, the Company repaid promissory notes totalling nil and nil, respectively (three and nine months ended September 30, 2023 – nil and nil, respectively).
On October 3, 2024, all outstanding Subordinated Convertible Notes were converted into an aggregate of 134,667,522 Common Shares at a conversion price of $0.078 per Common Share, following the receipt of a conversion notice from Madryn. As part of the conversion, all interest accrued on the Subordinated Convertible Notes held by Madryn was waived. As at September 30, 2024, the total amount outstanding under the Subordinated Convertible Notes is recognized as a current liability due to the conversion on October 3, 2024. See note 14 and note 25.

(iv)	Neuronetics Note:
On March 31, 2023, the Company entered into an agreement with Neuronetics to convert the Company’s outstanding account balance payable to Neuronetics of $5,883,644, together with Neuronetics’
out-of-pocket
financing costs, into a $6,000,000 secured promissory note (the “Neuronetics Note”). All amounts borrowed under the Neuronetics Note will bear interest at a rate of SOFR plus 7.65%.
Pursuant to the terms of the Neuronetics Note, in the event of default under the Neuronetics Note, the Company will be required to issue common share purchase warrants (the “Neuronetics Warrants”) to Neuronetics equal to (i) 200% of the unpaid amount of any delinquent amount or payment due and payable under the Neuronetics Note, together with all outstanding and unpaid accrued interest, fees, charges and costs, divided by (ii) the exercise price of the Neuronetics Warrants, which will represent a 20% discount to the
30-day
volume-weighted average closing price of the Company’s Common Shares quoted on OTCQB Market prior to the date of issuance. Under the Neuronetics Note, the Company has granted Neuronetics a security interest in all of the Company’s assets.
In connection with the entry into the Neuronetics Note, the Company concurrently entered into an amendment to the Madryn Credit Agreement pursuant to which the Company is permitted to incur the indebtedness under the Neuronetics Note.
The carrying value of the Neuronetics Note as at September 30, 2024 is $4,000,000 (December 31, 2023 – $5,200,000). Interest expense for the three and nine months ended September 30, 2024 was $137,372 and $451,907, respectively (three and nine months ended September 30, 2023 – $188,889 and $378,964, respectively). During the three and nine months ended September 30, 2024, the Company repaid a total of $537,372 and $1,651,907, respectively of the Neuronetics Note (three and nine months ended September 30, 2023 – $533,333 and $533,333, respectively).
On August 12, 2024, the Company entered into the Arrangement Agreement with Neuronetics, pursuant to which Neuronetics will acquire all of the outstanding Common Shares of the Company in an all-stock
transaction. On December 10, 2024, the Neuronetics Transaction closing was announced with an effective date of December 9, 2024. See note 14 and note 25.

(b)	Non-controlling interest loans:

	September 30, 2024	December 31, 2023
Non-controlling interest loans	$58,074	$63,174
The
non-controlling
interest holder partners of the Company, from time to time, provide additional capital contributions in the form of capital loans to the Company’s subsidiaries. These loans bear interest at a rate of 10%, compounded on a monthly basis. The loans are unsecured and are repayable subject to certain liquidity and solvency requirements and are classified as current liabilities.